SELECTED STATEMENTS OF INCOME DATA (Schedule of Financial Income and Other, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SELECTED STATEMENTS OF INCOME DATA [Abstract]
Interest and amortization/accretion of premium/discount on marketable securities	$ 5,268	$ 4,802	$ 4,230
Realized gain on marketable securities	16		2,095
Interest	349	1,505	2,616
Foreign currency translation	1,817	2,664	1,717
Financial income, net	7,450	8,971	10,658
Realized loss on marketable securities			(495)
Interest	(73)	(182)	(103)
Foreign currency translation	(2,502)	(3,486)	(2,368)
Other	(1,107)	(1,266)	(954)
Financial expenses, net	(3,682)	(4,934)	(3,920)
Other income (expenses), net	(3)	(110)	1,530
Financial income and other, net	$ 3,765	$ 3,927	$ 8,268